Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax [Abstract]
Table of deferred income tax assets and liabilities

Account		Changes recognized in			As of December 31, 2020
	As of December 31, 2019	Consolidated statement of profit or loss	Other comprehensive income	Consolidation with subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	6,077,813	(1,498,157)	—	2,109	4,581,765	—
Provisions	2,762,677	(251,920)	—	—	2,510,757	—
Loan Commissions	174,283	100,877	—	—	275,160	—
Expenses capitalized for tax purpose	(279,890)	(564,566)	—	—	—	(844,456)
Property and equipment	(7,826,316)	1,129,736	—	—	—	(6,696,580)
Investments in debt securities and equity instruments	(2,787,312)	2,168,490	(2,068,506)	23,546	—	(2,663,782)
Derivatives	15,249	(4,048)	—	—	11,201	—
Inflation adjustment (see Note 15.5)	5,980,408	2,725,485	—	—	8,705,893	—
Others	(489)	(1,869)	—	2,971	613	—

Balance	4,116,423	3,804,028	(2,068,506)	28,626	16,085,389	(10,204,818)

Offsetting					(10,165,479)	10,165,479

Net					5,919,910	(39,339)

Account		Changes recognized in			As of December 31, 2019
	As of December 31, 2018	Consolidated statement of profit or loss	Other comprehensive income	Gain of control over subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	2,524,230	3,553,583	—	—	6,077,813	—
Provisions	1,034,295	1,728,383	—	—	2,762,678	—
Loan Commissions	392,873	(218,590)	—	—	174,283	—
Expenses capitalized for tax purpose	(835,040)	555,150	—	—	—	(279,890)
Property and equipment	(7,291,169)	(535,147)	—	—	—	(7,826,316)
Investments in debt securities and equity instruments	220,681	(4,975,754)	1,967,761	—	—	(2,787,312)
Derivatives	23,458	(8,209)	—	—	15,249	—
Inflation adjustment (see Note 15.5)	—	5,980,408	—	—	5,980,408	—
Others	1,634	87,307	—	(89,431)	—	(490)

Balance	(3,929,038)	6,167,131	1,967,761	(89,431)	15,010,431	(10,894,008)

Offsetting					(10,894,008)	10,894,008

Net					4,116,423	—

Table of income tax expense

	December 31, 2020	December 31, 2019	December 31, 2018
Current Tax	12,165,929	14,681,916	11,300,604
Deferred Tax	(3,804,028)	(6,167,131)	742,435
Inflation adjustment for prior period (see Note 15.5)	—	(5,693,726)	(2,961,457)
Over/under income tax from prior year	(327,807)	—	—

Income tax expense	8,034,094	2,821,059	9,081,582

Table of reconciliation effective tax rate

	December 31, 2020	December 31, 2019	December 31, 2018
Profit before income tax	18,102,889	24,636,513	5,794,181
Income tax rate	30%	30%	30%

Income tax using the Bank´s income tax rate	5,430,867	7,390,954	1,738,254

Tax -exempt income	(328,390)	(655,330)	(411,218)
Non-deductible expenses	120,650	87,334	146,568
Change in tax rate (see Note 15.4)	(444,727)	(1,281,548)	(604,046)
Other	194,985	(21,293)	(36,906)
Net monetary inflation adjustment	8,755,629	10,490,151	11,210,387

Subtotal	13,729,014	16,010,268	12,043,039
Inflation adjustment for tax purposes (see Note 15.5)	(5,367,113)	(13,189,209)	(2,961,457)
Over/under income tax from prior year	(327,807)	—	—

Income tax expense	8,034,094	2,821,059	9,081,582
Effective tax rate	44%	11%	157%